1933 Act/Rule 497(e)

Virtus Variable Insurance Trust

One Financial Plaza

Hartford, CT 06103

March 31, 2020

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Variable Insurance Trust

File No. 033-05033 and 811-04642

To The Commission Staff:

On behalf of Virtus Variable Insurance Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for each Series in the Trust (the “Series”) as filed under Rule 497(e) on March 18, 2020. The purpose of this filing is to submit the 497(e) filing dated March 18, 2020 in XBRL for the Series.

Please contact Ralph Summa at (860) 503-1166 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Jennifer S. Fromm
Jennifer S. Fromm Vice President and Chief Legal Officer Virtus Mutual Funds

cc:	Ralph Summa